License and Asset Sale Transaction and Subsequent Event (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
License and Asset Sale Transaction and Subsequent Event [Abstract]
Company paid			$ 3,062,500		$ 3,062,500,000
Closing transaction			437,500		437,500,000
Gain on transaction		$ 2,557,000	$ 406,000	$ 2,557,000	$ 2,557,000